Discontinued Operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2010	Jun. 24, 2009
Pre-tax gain in income from discontinued operations	$ 16.5
Long-lived asset impairments		5.4
Number of underperforming restaurants			37
Sale of On the Border [Member]
Proceeds from divestiture of business		180.0
Pre-tax gain in income from discontinued operations		16.5
Total assets included in sale of divested entity	164.0	164.0
Property and equipment included in assets at time of sale of divested entity	146.7	146.7
Goodwill included in assets at time of sale of divested entity	5.8	5.8
Liabilities of divested entity	9.9	9.9
Straight-line rent accrual liability included in liabilities of divested asset	9.3	9.3
Charges related to long-lived asset impairments and lease termination charges	2.9	2.9
Number of underperforming restaurants		3
Discontinued Operations [Member]
Long-lived asset impairments			9.0
Lease termination charges			1.0
Lease termination charges, prior years			1.6
Number of underperforming restaurants			6
Impairment of underperforming restaurants that are still in operation			$ 3.7
Number of underperforming restaurants still in operation			4